Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes

Note 16 — Income Taxes

There is an income tax expense of approximately $0.007 million and $0.02 million for the three months ended June 30, 2023 and 2022, respectively, and $2.5 million and $0.02 million for the six months ended June 30, 2023 and 2022, respectively. The income tax expense in the six months ended June 30, 2023 includes a $2.6 million deferred tax expense to increase the valuation allowance, which is offset by a current tax benefit of $0.1 million, due to the Enterprise Apps Spin-off.

Note 24 — Income Taxes

The domestic and foreign components of loss before income taxes for the years ended December 31, 2022 and 2021 are as follows (in thousands):

	For the Years Ended December 31,
	2022	2021
Domestic	$(31,474)	$(22,632)
Foreign	(7,004)	(5,989)
Net Loss, before tax, continuing operations	$(38,478)	$(28,621)

The income tax provision (benefit) for the years ended December 31, 2022 and 2021 consists of the following (in thousands):

	For the Years Ended December 31,
	2022	2021
Foreign
Current	$33	$(5)
Deferred	(1,657)	(37)
U.S. federal
Current	(268)	5,815
Deferred	(5,690)	—
State and local
Current	91	607
Deferred	(646)	—
	(8,137)	6,380
Change in valuation allowance	7,888	(2,591)
Income Tax (Benefit)/Expense, continuing operations	$(249)	$3,789

The reconciliation between the U.S. statutory federal income tax rate and the Company’s effective rate for the years ended December 31, 2022 and 2021 is as follows:

	For the Years Ended December 31,
	2022	2021
U.S. federal statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	2.0%	1.3%
Incentive stock options	(0.2)%	(0.3)%
162(m) Compensation Limit	—%	(0.7)%
Goodwill impairment loss	(1.0)%	(2.8)%
US-Foreign income tax rate difference	1.0%	1.6%
Other permanent items	(0.3)%	(0.6)%
Provision to return adjustments	0.5%	(6.6)%
Deferred only adjustment	(1.9)%	(10.5)%
Change in valuation allowance	(20.5)%	(15.6)%
Effective Rate	0.6%	(13.2)%

As of December 31, 2022 and 2021, the Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:

(in 000s)	As of December 31,
Deferred Tax Asset	2022	2021
Net operating loss carryovers	$39,642	$35,033
Stock based compensation	2,073	2,540
Research credits	123	131
Accrued compensation	87	96
Reserves	306	345
Intangibles	199	—
Fixed assets	356	393
Unrealized gain	14,557	12,876
Capital Research	1,587	—
Other	803	260

Total Deferred Tax Asset	59,733	51,674
Less: valuation allowance	(57,255)	(46,071)
Deferred Tax Asset, Net of Valuation Allowance	$2,478	$5,603
	As of December 31,
Deferred Tax Liabilities	2022	2021
Intangible assets	$(1,878)	$(4,613)
Fixed assets	(149)	(239)
Other	(448)	(381)
Capitalized research	—	(370)
Total deferred tax liabilities	(2,475)	(5,603)
Net Deferred Tax Asset (Liability)	$3	$—

At December 31, 2022, the Company did not have any undistributed earnings of our foreign subsidiaries. As a result, no additional income or withholding taxes have been provided for. The Company does not anticipate any impacts of the global intangible low taxed income (“GILTI”) and base erosion anti-abuse tax (“BEAT) and as such, the Company has not recorded any impact associated with either GILTI or BEAT.

In accordance with Section 382 of the Internal Revenue Code, deductibility of the Company’s NOL carryover is subject to an annual limitation in the event of a change of control, as defined by the regulations. The Company performed an analysis to determine the annual limitation as a result of the changes in ownership that occurred during 2021 and 2022. Based on the Company’s analysis, no ownership changes occurred during 2021. A change in ownership did occur in March of 2022. The NOL available to offset future taxable income after the 2022 ownership change is approximately $46.5 million. The NOLs generated in 2017, $1.5 million, will expire beginning in December 31, 2037 if not utilized. The remaining NOLs generated after 2017 have an indefinite life and do not expire. The NOLs as of December 31, 2022 that do not expire are approximately $45.6 million.

As of December 31, 2022 and 2021, Inpixon Canada, which was acquired on April 18, 2014 as part of the AirPatrol Merger Agreement, had approximately $24.6 million and $20.9 million, respectively, of Canadian NOL carryovers available to offset future taxable income. These NOLs, if not utilized, begin expiring in the year 2023. The NOLs as of December 31, 2021 include Jibestream, which was acquired on August 15, 2019 and amalgamated with Inpixon Canada effective January 1, 2020.

As of December 31, 2022 and 2021, Nanotron GmbH, which was acquired on October 5, 2020, had approximately $44.1 million and $44.3 million, respectively, of German NOL carryovers available to offset future taxable income. Although these NOLs do not expire, minimum taxation restrictions apply such that only a percentage of taxable income may be offset by NOL carryovers.

As of December 31, 2022 and 2021, Intranav GmbH, which was acquired on December 8, 2021, had approximately $8.6 million and $7.1 million, respectively, of German NOL carryovers available to offset future taxable income. Although these NOLs do not expire, minimum taxation restrictions apply such that only a percentage of taxable income may be offset by NOL carryovers.

As of December 31, 2022 and 2021, Active Mind Technology LTD, which was acquired on April 9, 2021 as part of the acquisition of Game Your Game Inc., had approximately $11.8 million and $11.6 million, respectively, of Irish NOL carryovers available to offset future taxable income. These NOLs have an indefinite life and do not expire.

As of December 31, 2022, Inpixon Philippines, Inc, which was organized on April 12, 2022 , had approximately $0.1 million of Philippine NOL carryovers available to offset future taxable income. These NOLs, if not utilized, begin expiring in the year 2026.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realization of deferred tax assets, management considers, whether it is “more likely than not”, that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible.

ASC 740, “Income Taxes” requires that a valuation allowance be established when it is “more likely than not” that all, or a portion of, deferred tax assets will not be realized. A review of all available positive and negative evidence needs to be considered, including the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. After consideration of all the information available, management believes that uncertainty exists with respect to future realization of its deferred tax assets with respect to Inpixon, Game Your Game, Inpixon Canada, Nanotron GmbH, Intranav GmbH, Active Mind Technology LTD, and Inpixon Philippines and has, therefore, established a full valuation allowance as of December 31, 2022 and 2021. As of December 31, 2022 and 2021, the change in valuation allowance was $12.4 million and $4.4 million, respectively.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company is required to file income tax returns in the United States (federal), Canada, India, Germany, United Kingdom, Ireland, Philippines and in various state jurisdictions in the United States. Based on the Company’s evaluation, it has been concluded that there are no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements for the years ended December 31, 2022 and 2021.

The Company’s policy for recording interest and penalties associated with unrecognized tax benefits is to record such interest and penalties as interest expense and as a component of income tax expense. There were no amounts accrued for interest or penalties for the years ended December 31, 2022 and 2021. Management does not expect any material changes in its unrecognized tax benefits in the next year.

The Company operates in multiple tax jurisdictions and, in the normal course of business, its tax returns are subject to examination by various taxing authorities. Such examinations may result in future assessments by these taxing authorities. The Company is subject to examination by U.S. tax authorities beginning with the year ended December 31, 2017. In general, the Canadian Revenue Authority may reassess taxes four years from the date the original notice of assessment was issued. The tax years that remain open and subject to Canadian reassessment are 2018 – 2022. The tax years that remain open and subject to India reassessment are tax years beginning March 31, 2017. The German tax authorities may reassess taxes generally four years from the end of the calendar year in which the return is filed. The tax years that remain open and subject to German reassessment are 2018 – 2022. In Ireland, assessments must generally be made within four years when returns are filed. The tax years that remain open and subject to Irish reassessment are 2018 – 2022. In general, Philippine Tax Commissioner may reassess taxes three years from the date the original notice of assessment was issued. The tax years that remain open and subject to Philippine reassessment are 2022.